Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Summary of Potential Future Lease Commitments and Other Commitments Fall Due

Lease commitments and other commitments fall due as follows:	€ million Leases 2025	€ million Leases 2024	€ million Other commitments 2025	€ million Other commitments 2024
Within 1 year	89	101	1,371	1,654
Later than 1 year but not later than 5 years	80	163	1,848	2,360
Later than 5 years	43	66	268	184
	212	330	3,487	4,198

Summary of Contingent Liabilities

Summary of contingent liabilities	€ million 2025	€ million 2024
Corporate reorganisation – IPI, PIS and COFINS taxes and penalties	3,557	3,230
Inputs for PIS and COFINS taxes	13	35
Goodwill amortisation	155	144
Other tax assessments – approximately 500 cases	771	855
Total Brazil Tax	4,496	4,264
Other contingent liabilities	496	571
Total contingent liabilities	4,992	4,835